FAIR VALUE MEASUREMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

Fair value is defined as the price at which an asset could be exchanged in a current transaction between knowledgeable, willing parties or the amount that would be paid to transfer a liability to a new obligor, not the amount that would be paid to settle the liability with the creditor. Where available, fair value is based on observable market prices or parameters or derived from such prices or parameters. Where observable prices or inputs are not available, valuation models are applied. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity.

Assets and liabilities recorded at fair value in the condensed balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their fair value. Hierarchical levels, defined by ASC 820 “Fair Value Measurements and Disclosures” (ASC 820) are directly related to the amount of subjectivity associated with the inputs to fair valuation of these assets and liabilities, and are as follows:

Level 1 — Inputs were unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 — Inputs (other than quoted prices included in Level 1) were either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the instrument’s anticipated life.

Level 3 — Inputs reflected management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration was given to the risk inherent in the valuation technique and the risk inherent in the inputs to the model.

We are required to separately disclose assets and liabilities measured at fair value on a recurring basis, from those measured at fair value on a nonrecurring basis. Nonfinancial assets measured at fair value on a nonrecurring basis are intangible assets and goodwill, which are reviewed annually in the fourth quarter and/or when circumstances or other events indicate that impairment may have occurred.

Determining which hierarchical level an asset or liability falls within requires significant judgment. We evaluate our hierarchy disclosures each quarter. The following table summarizes the assets and liabilities measured at fair value in the condensed balance sheets:

	Fair Value Measurements
Balance at March 31, 2016	Level 1	Level 2	Level 3	Total
Assets	($ in millions)
Interest rate swaps	$—	$0.5	$—	$0.5
Liabilities
Interest rate swaps	$—	$0.9	$—	$0.9
Commodity forward contracts	—	6.7	—	6.7
Foreign exchange contracts	—	1.5	—	1.5
Balance at December 31, 2015
Assets
Interest rate swaps	$—	$1.1	$—	$1.1
Foreign exchange contracts	—	0.1	—	0.1
Liabilities
Interest rate swaps	$—	$1.6	$—	$1.6
Commodity forward contracts	—	11.6	—	11.6
Balance at March 31, 2015
Assets
Interest rate swaps	$—	$2.9	$—	$2.9
Liabilities
Interest rate swaps	$—	$3.8	$—	$3.8
Commodity forward contracts	—	8.8	—	8.8

For the three months ended March 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

Interest Rate Swaps

The fair value of the interest rate swaps was included in other current assets, current installments of long-term debt and long-term debt as of March 31, 2016 and December 31, 2015. The fair value of the interest rate swaps was included in other assets and long-term debt as of March 31, 2015. These financial instruments were valued using the “income approach” valuation technique. This method used valuation techniques to convert future amounts to a single present amount. The measurement was based on the value indicated by current market expectations about those future amounts. We use interest rate swaps as a means of managing interest expense and floating interest rate exposure to optimal levels.

Commodity Forward Contracts

The fair value of the commodity forward contracts was classified in accrued liabilities as of March 31, 2016, December 31, 2015 and March 31, 2015, with unrealized gains and losses included in accumulated other comprehensive loss, net of applicable taxes. These financial instruments were valued primarily based on prices and other relevant information observable in market transactions involving identical or comparable assets or liabilities including both forward and spot prices for commodities. We use commodity forward contracts for certain raw materials and energy costs such as copper, zinc, lead, electricity and natural gas to provide a measure of stability in managing our exposure to price fluctuations.

Foreign Currency Contracts

The fair value of foreign currency contracts was classified within other current assets and accrued liabilities as of March 31, 2016 and December 31, 2015, with gains and losses included in selling and administration expense as these financial instruments do not meet the criteria to qualify for hedge accounting. We had no fair value of foreign currency contracts as of March 31, 2015. We enter into forward sales and purchase contracts to manage currency risk resulting from purchase and sale commitments denominated in foreign currencies.

Financial Instruments

The carrying values of cash and cash equivalents, restricted cash, accounts receivable and accounts payable approximated fair values due to the short-term maturities of these instruments. The fair value of our long-term debt was determined based on current market rates for debt of similar risk and maturities. The following table summarizes the fair value measurements of debt and the actual debt recorded on our condensed balance sheets:

	Fair Value Measurements				Amount recorded on balance sheets
	Level 1	Level 2	Level 3	Total
	($ in millions)
Balance at March 31, 2016	$—	$3,778.5	$153.0	$3,931.5	$3,833.0
Balance at December 31, 2015	—	3,826.9	153.0	3,979.9	3,848.8
Balance at March 31, 2015	—	538.7	153.0	691.7	665.1

Nonrecurring Fair Value Measurements

In addition to assets and liabilities that are recorded at fair value on a recurring basis, we record assets and liabilities at fair value on a nonrecurring basis as required by ASC 820. There were no assets measured at fair value on a nonrecurring basis as of March 31, 2016, December 31, 2015 and March 31, 2015.

FAIR VALUE MEASUREMENTS

Assets and liabilities recorded at fair value in the consolidated balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their fair value.  Hierarchical levels are directly related to the amount of subjectivity associated with the inputs to fair valuation of these assets and liabilities.  We are required to separately disclose assets and liabilities measured at fair value on a recurring basis, from those measured at fair value on a nonrecurring basis.  Nonfinancial assets measured at fair value on a nonrecurring basis are intangible assets and goodwill, which are reviewed for impairment annually in the fourth quarter and/or when circumstances or other events indicate that impairment may have occurred.  Determining which hierarchical level an asset or liability falls within requires significant judgment.  The following table summarizes the assets and liabilities measured at fair value in the consolidated balance sheets:

Balance at December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets	($ in millions)
Interest rate swaps	$—	$1.1	$—	$1.1
Foreign exchange contracts	—	0.1	—	0.1
Liabilities
Interest rate swaps	—	1.6	—	1.6
Commodity forward contracts	—	11.6	—	11.6
Balance at December 31, 2014
Assets
Interest rate swaps	$—	$3.5	$—	$3.5
Liabilities
Interest rate swaps	—	4.5	—	4.5
Commodity forward contracts	—	8.6	—	8.6

For the year ended December 31, 2015, there were no transfers into or out of Level 1 and Level 2.

The following table summarizes the activity for our earn out liability measured at fair value using Level 3 inputs:

	December 31,
	2015	2014
	($ in millions)
Beginning balance	$—	$26.7
Settlements	—	(26.7)
Ending balance	$—	$—

Interest Rate Swaps

The fair value of the interest rate swaps was included in other current assets, current installments of long-term debt and long-term debt as of December 31, 2015.  The fair value of the interest rate swaps was included in other assets and long-term debt as of December 31, 2014.  These financial instruments were valued using the “income approach” valuation technique.  This method used valuation techniques to convert future amounts to a single present amount.  The measurement was based on the value indicated by current market expectations about those future amounts.  We use interest rate swaps as a means of managing interest expense and floating interest rate exposure to optimal levels.

Commodity Forward Contracts

The fair value of the commodity forward contracts was classified in accrued liabilities as of December 31, 2015 and 2014, with unrealized gains and losses included in accumulated other comprehensive loss, net of applicable taxes.  These financial instruments were valued primarily based on prices and other relevant information observable in market transactions involving identical or comparable assets or liabilities including both forward and spot prices for commodities.  We use commodity forward contracts for certain raw materials and energy costs such as copper, zinc, lead and natural gas to provide a measure of stability in managing our exposure to price fluctuations.

Foreign Currency Contracts

The fair value of foreign currency contracts was classified within other current assets as of December 31, 2015, with gains and losses included in selling and administration expense as these financial instruments do not meet the criteria to qualify for hedge accounting. We had no fair value of foreign currency contracts as of December 31, 2014.  We enter into forward sales and purchase contracts to manage currency risk resulting from purchase and sale commitments denominated in foreign currencies.

Financial Instruments

The carrying values of cash and cash equivalents, restricted cash, accounts receivable and accounts payable approximated fair values due to the short-term maturities of these instruments. The fair value of our long-term debt was determined based on current market rates for debt of similar risk and maturities.  The following table summarizes the fair value measurements of debt and the actual debt recorded on our balance sheets:

	Fair Value Measurements
	Level 1	Level 2	Level 3	Total	Amount recorded on balance sheets
	($ in millions)
Balance at December 31, 2015	$—	$3,826.9	$153.0	$3,979.9	$3,848.8
Balance at December 31, 2014	—	531.9	153.0	684.9	666.2

Earn Out

On February 11, 2011 we acquired PolyOne’s 50% interest in SunBelt. With this acquisition, we agreed to a three-year earn out, which had no guaranteed minimum or maximum, based on the performance of SunBelt. The fair value of the earn out was estimated using a probability-weighted discounted cash flow model.  This fair value measurement was based on significant inputs not observed in the market.  Key assumptions in determining the fair value of the earn out included the discount rate and cash flow projections. The final earn out payment was made in 2014.

For the year ended December 31, 2014, we paid $26.7 million for the earn out related to the 2013 SunBelt performance. The earn out payment for 2014 included $14.8 million that was recognized as part of the original purchase price. The $14.8 million is included as a financing activity in the statement of cash flows.

Nonrecurring Fair Value Measurements

In addition to assets and liabilities that are recorded at fair value on a recurring basis, we record assets and liabilities at fair value on a nonrecurring basis as required by ASC 820.  There were no assets measured at fair value on a nonrecurring basis as of December 31, 2015 and 2014.